Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of future effect of current cash flow hedges (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	S/ 44,878	S/ (37,108)
Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	1,507	(1,123)
Later than one year and not later than three years [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	20,871	(15,653)
Later than three years [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	S/ 22,500	S/ (20,332)